SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective (Details) ¥ in Millions	Jan. 01, 2019 CNY (¥)
Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective
Lease, Practical Expedients, Package [true false]	true
Scenario Forecast Adjustment | Accounting Standards Update 2016-02
Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective
Lease liability	¥ 811
Right-of-use asset	¥ 838